Inventories (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Inventories	Inventories consisted of the following:
	Years ended March 31,
	2020	2019

Raw materials	$112,960	$104,976
Work in progress	42,734	60,201
Finished goods	69,185	81,704
	$224,879	$246,881

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Inventories	Inventories consisted of the following:

	As of March 31,
	2019	2018

Raw materials	$104,976	$253,751
Work in progress	60,201	133,779
Finished goods	81,704	33,609